Subsequent Events - Additional Information (Details) - USD ($) $ in Thousands		2 Months Ended	12 Months Ended
	Jan. 11, 2019	Feb. 28, 2019	Dec. 31, 2018	Dec. 31, 2017
Common stock shares outstanding			87,232,028	104,274,708
Both Stock Repurchase Programs
Common shares repurchased			17,042,680
Gross consideration of shares acquired under cost method			$ 85,378
Subsequent Event
Common stock shares outstanding		86,886,627
Subsequent Event | Both Stock Repurchase Programs
Common shares repurchased		17,388,081
Gross consideration of shares acquired under cost method		$ 87,498
Subsequent Event | Second-hand Newcastle drybulk vessel Marini | Bareboat charterhire agreement
Variable rate basis	Baltic Capesize Index (BCI5TC) plus 16%
Subsequent Event | Second-hand Newcastle drybulk vessel Marini | Bareboat charterhire agreement | Minimum
Employment agreement, Duration	10 months
Subsequent Event | Second-hand Newcastle drybulk vessel Marini | Bareboat charterhire agreement | Maximum
Employment agreement, Duration	12 months